Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Austria (0.5%)
	Erste Group Bank AG	598,407	23,189
	OMV AG	296,711	16,021
	Verbund AG	137,882	12,718
	voestalpine AG	240,323	10,602
	Wienerberger AG	235,897	9,643
	ANDRITZ AG	147,161	8,102
[1]	BAWAG Group AG	119,954	6,815
	Raiffeisen Bank International AG	273,173	6,459
*	IMMOFINANZ AG	195,634	4,639
	Mayr Melnhof Karton AG	18,171	3,866
	CA Immobilien Anlagen AG	85,853	3,779
	Oesterreichische Post AG	71,591	3,779
*	Lenzing AG	28,822	3,717
	S IMMO AG	112,642	2,685
	AT&S Austria Technologie & Systemtechnik AG	53,803	2,465
*	Telekom Austria AG Class A	288,868	2,462
	Vienna Insurance Group AG Wiener Versicherung Gruppe	81,854	2,256
	UNIQA Insurance Group AG	238,987	2,048
	EVN AG	77,822	1,884
	Strabag SE (Bearer)	27,949	1,268
*,2	DO & CO AG	13,456	1,099
	Palfinger AG	18,191	787
*	Schoeller-Bleckmann Oilfield Equipment AG	20,630	752
*	Flughafen Wien AG	18,156	603
	Agrana Beteiligungs AG	20,181	429
*	Porr AG	17,371	339
*,3	CA Immobilien Anlagen AG	152,202	—
			132,406
Belgium (1.7%)
	Anheuser-Busch InBev SA	1,746,237	110,209
	KBC Group NV	574,085	46,227
*	Argenx SE	107,108	32,708
	UCB SA	254,214	27,495
	Umicore SA	426,544	26,474
	Groupe Bruxelles Lambert SA	222,000	25,830
	Ageas SA	375,419	19,824
	Solvay SA	145,111	19,381
	Sofina SA	31,726	14,876
	Warehouses De Pauw CVA	300,582	12,927
	Aedifica SA	75,032	10,749
	Cofinimmo SA	57,633	9,314
[2]	Elia Group SA	73,187	8,650

		Shares	Market Value ($000)
	Ackermans & van Haaren NV	46,362	7,989
	D'ieteren Group	47,633	7,635
	Proximus SADP	294,895	6,060
	Etablissements Franz Colruyt NV	105,282	5,986
	Melexis NV	40,175	4,478
	Euronav NV	432,309	3,757
	Montea NV	27,496	3,685
	Telenet Group Holding NV	96,674	3,628
	Barco NV	144,508	3,610
	Bekaert SA	72,752	3,455
	KBC Ancora	77,272	3,416
	VGP NV	15,878	3,269
	Shurgard Self Storage SA	52,825	2,832
	Xior Student Housing NV	42,475	2,745
	Fagron	129,928	2,695
	Gimv NV	40,370	2,576
*	Tessenderlo Group SA	57,620	2,437
*	bpost SA	211,971	2,380
	Befimmo SA	48,021	2,035
*	Ontex Group NV	170,625	1,898
*	AGFA-Gevaert NV	356,184	1,757
	Retail Estates NV	19,368	1,569
*,2	Kinepolis Group NV	25,366	1,317
	Cie d'Entreprises CFE	12,849	1,312
*,2	Mithra Pharmaceuticals SA	44,078	1,065
	Econocom Group SA NV	230,055	1,000
	Orange Belgium SA	37,056	887
	Van de Velde NV	9,899	292
	Wereldhave Belgium Comm VA	4,102	233
			450,662
Denmark (3.9%)
	Novo Nordisk A/S Class B	3,374,844	312,414
	DSV PANALPINA A/S	410,645	100,101
	Vestas Wind Systems A/S	2,108,145	77,737
[1]	Orsted AS	393,569	58,374
*	Genmab A/S	123,730	55,923
	Coloplast A/S Class B	277,871	50,813
	Carlsberg AS Class B	204,999	37,881
	AP Moller - Maersk A/S Class B	11,826	32,820
	Novozymes A/S Class B	414,641	32,576
	Pandora A/S	202,104	26,144
	Danske Bank A/S	1,380,376	24,193
	AP Moller - Maersk A/S Class A	9,041	24,170
	GN Store Nord A/S	270,367	23,693
	Chr Hansen Holding A/S	214,259	19,268
	Tryg A/S	643,802	15,911
	Royal Unibrew A/S	101,822	13,798
*	Demant A/S	219,813	13,434
	Ambu A/S Class B	362,250	13,402
	SimCorp A/S	83,340	11,580
*	ISS A/S	386,794	9,128
[1]	Netcompany Group A/S	68,795	8,499
	ROCKWOOL International A/S Class B	13,169	6,988
	Ringkjoebing Landbobank A/S	61,238	6,954
*	ALK-Abello A/S	13,926	6,866
*	Jyske Bank A/S (Registered)	113,254	5,496
*	Bavarian Nordic A/S	131,871	5,352
	Topdanmark AS	87,836	4,473

		Shares	Market Value ($000)
*	NKT A/S	90,455	4,298
	FLSmidth & Co. A/S	105,181	3,898
	H Lundbeck A/S	126,622	3,821
	Sydbank AS	121,229	3,711
*	Dfds A/S	62,272	3,439
	Chemometec A/S	20,343	3,257
	Schouw & Co. A/S	27,082	2,898
*	Zealand Pharma A/S	91,694	2,779
[1]	Scandinavian Tobacco Group A/S Class A	135,411	2,774
	Spar Nord Bank A/S	175,372	2,108
*	Nilfisk Holding A/S	55,107	1,934
*	Drilling Co. of 1972 A/S	47,639	1,838
	D/S Norden A/S	52,974	1,512
[2]	Alm Brand A/S	119,741	869
			1,037,124
Finland (2.3%)
*	Nokia Oyj	11,756,989	72,239
	Kone Oyj Class B	819,212	67,853
	Nordea Bank Abp	5,654,691	66,219
	Neste Oyj	869,497	53,449
	Sampo Oyj Class A	1,057,990	50,920
	UPM-Kymmene Oyj	1,114,981	45,564
	Fortum Oyj	899,636	24,785
	Kesko Oyj Class B	563,633	24,158
	Stora Enso Oyj Class R	1,199,827	23,759
	Nordea Bank Abp (XHEL)	1,763,932	20,701
	Elisa Oyj	298,068	19,157
	Wartsila Oyj Abp	1,015,962	15,305
	Metso Outotec Oyj	1,265,289	14,366
	Nokian Renkaat Oyj	284,943	12,018
	Valmet Oyj	279,091	11,647
	Huhtamaki Oyj	193,752	10,319
	Kojamo Oyj	408,386	10,069
	Orion Oyj Class B	215,397	9,169
	Konecranes Oyj Class A	152,524	6,565
*	QT Group Oyj	40,194	5,443
	Cargotec Oyj Class B	101,052	5,432
	TietoEVRY Oyj (XHEL)	144,551	4,862
*	Outokumpu Oyj	630,311	4,497
	Metsa Board Oyj	369,943	4,089
	Revenio Group Oyj	48,291	3,919
	Uponor Oyj	116,876	3,727
	Neles Oyj	205,291	3,176
	Kemira Oyj	188,397	3,175
	Sanoma Oyj	155,889	2,891
	YIT Oyj	336,671	2,041
[1]	Terveystalo Oyj	131,683	1,790
	TietoEVRY Oyj	38,768	1,303
	Citycon Oyj	136,723	1,203
	Raisio Oyj Class V	213,659	1,002
	F-Secure Oyj	175,948	863
*,2	Finnair Oyj	1,047,329	840
	Oriola Oyj Class B	227,020	524
*,3	Ahlstrom-Munksjo Oyj Rights Exp. 9/24/21	19,422	411
			609,450
France (15.5%)
	LVMH Moet Hennessy Louis Vuitton SE	520,550	416,787

		Shares	Market Value ($000)
	Sanofi	2,271,073	234,087
	TotalEnergies SE	5,071,202	221,138
	Schneider Electric SE	1,101,836	184,545
*	L'Oreal SA Loyalty Shares	355,795	162,774
*	Airbus SE	1,161,627	159,339
	BNP Paribas SA	2,262,542	137,968
	Kering SA	153,269	137,504
*	Air Liquide SA Loyalty Shares	687,371	119,540
	EssilorLuxottica SA	615,728	116,239
	Vinci SA	1,028,111	108,851
	AXA SA	4,019,604	104,096
	Hermes International	64,674	98,872
	Pernod Ricard SA	435,010	96,010
	Safran SA	726,243	95,047
	Danone SA	1,257,853	92,520
	Dassault Systemes SE	1,383,309	76,306
	Capgemini SE	327,939	70,885
	Cie de Saint-Gobain	990,899	70,828
	L'Oreal SA (XPAR)	147,039	67,269
	Legrand SA	559,333	63,035
	Cie Generale des Etablissements Michelin SCA	365,737	59,740
	STMicroelectronics NV	1,328,067	54,655
	Vivendi SE	1,561,732	52,765
	Teleperformance	121,122	51,089
	Air Liquide SA (XPAR)	281,725	48,994
*,1	Worldline SA	508,635	47,608
	Societe Generale SA	1,619,973	47,442
	Orange SA	4,012,457	44,655
	Veolia Environnement SA	1,064,841	34,924
	Credit Agricole SA	2,444,860	34,090
*	Engie SA Loyalty Shares	2,421,494	32,291
	Eurofins Scientific SE	253,259	30,293
	Edenred	513,564	29,836
[2]	Publicis Groupe SA	468,609	29,584
	Sartorius Stedim Biotech	50,079	28,587
*	Alstom SA	614,614	25,492
	Carrefour SA	1,213,480	22,540
	Thales SA	212,156	22,267
	Bureau Veritas SA	587,055	19,387
[1]	Euronext NV	169,831	18,893
	Suez SA	781,179	18,222
	Arkema SA	139,897	17,807
	Gecina SA	108,118	17,147
	Bouygues SA	444,768	17,142
	Eiffage SA	157,403	16,046
	Getlink SE	949,662	15,212
*	Renault SA	386,287	14,671
	Valeo	499,762	14,451
	Engie SA (XPAR)	1,053,054	14,043
*	Accor SA	384,594	13,611
*	Rexel SA	635,673	13,420
	Orpea SA	102,106	12,966
*	Ubisoft Entertainment SA	196,698	12,469
	Bollore SA	2,059,418	11,509
*	EDF	941,514	11,430
	Remy Cointreau SA	51,092	11,223
[1]	Amundi SA	119,458	11,032
*	SOITEC	44,450	10,657

		Shares	Market Value ($000)
	BioMerieux	89,284	10,646
	Covivio	105,149	9,878
[1]	La Francaise des Jeux SAEM	183,479	9,809
	Atos SE	199,253	9,529
	Alten SA	59,578	9,471
*	Klepierre SA	389,436	9,429
*	Sodexo SA ACT Loyalty Shares	109,891	9,363
	Faurecia SE (XPAR)	205,022	9,151
	SCOR SE	327,400	9,143
	Wendel SE	57,823	8,116
	Rubis SCA	196,427	7,880
	Ipsen SA	71,966	7,690
*	SEB SA Loyalty Shares	44,083	7,325
*	Aeroports de Paris	59,375	7,197
	Iliad SA	32,382	6,978
*	TechnipFMC plc (XNYS)	959,687	6,946
*	Lagardere SA	242,022	6,751
	SPIE SA	271,428	6,429
*	Sodexo SA (XPAR)	72,215	6,153
	SES SA Class A GDR	792,614	6,111
	ICADE	66,619	6,090
	Sopra Steria Group SACA	30,414	6,046
	Nexans SA	61,685	5,904
	Dassault Aviation SA	4,751	5,657
*	Elis SA (XPAR)	306,010	5,488
	CNP Assurances	317,759	5,401
*	Eurazeo SA	54,401	5,269
	Korian SA	135,171	5,131
	Nexity SA	91,843	4,627
	Gaztransport Et Technigaz SA	53,868	4,320
	Eutelsat Communications SA	392,464	4,270
[1]	Verallia SA	112,856	4,185
*	JCDecaux SA	151,457	4,132
	IPSOS	83,445	3,877
	Imerys SA	82,653	3,828
	Virbac SA	9,296	3,755
	Cie Plastic Omnium SA	117,426	3,727
	Trigano SA	17,115	3,702
	Eurazeo SE	37,245	3,608
	Societe BIC SA	52,950	3,590
*	Technip Energies NV	251,293	3,406
*,2	Casino Guichard Perrachon SA	115,405	3,262
	SEB SA (XPAR)	18,656	3,100
*	Coface SA	234,349	2,942
*,2	Air France-KLM	612,577	2,843
	Metropole Television SA	140,515	2,814
*	Elis SA	155,925	2,807
	Fnac Darty SA	37,282	2,588
	Faurecia SE	54,676	2,491
[1]	ALD SA	167,862	2,457
	Interparfums SA	33,196	2,438
*,1,2	Neoen SA (XPAR)	55,474	2,406
	Television Francaise 1	233,853	2,233
	Rothschild & Co.	59,538	2,228
[1]	Maisons du Monde SA	94,041	2,152
*	Derichebourg SA	203,581	2,150
	Quadient SA	72,853	2,138
*,1	Europcar Mobility Group	3,244,146	1,921

		Shares	Market Value ($000)
*	Albioma SA Loyalty Shares	42,934	1,716
*	Voltalia SA (Registered)	60,119	1,618
	Mercialys SA	131,596	1,594
	Robertet SA	1,242	1,474
*,1	Elior Group SA	209,523	1,436
	Vicat SA	28,054	1,414
*,2	Solutions 30 SE	168,110	1,409
	Electricite de France SA (XPAR)	115,285	1,400
*	Eramet SA	17,044	1,363
*,2	Akka Technologies	22,214	1,241
	PEUGEOT Investment	9,678	1,233
*	Beneteau SA	72,963	1,192
	Cie de L'Odet SE	794	1,064
	Mersen SA	26,283	1,044
	Lisi (XPAR)	30,504	1,040
*	CGG SA	1,488,008	1,040
	Carmila SA	73,460	1,037
*,1	X-Fab Silicon Foundries SE	106,475	1,009
*,2	Vallourec SA	93,576	908
	Manitou BF SA	23,026	757
	Pharmagest Interactive	6,694	753
	Vilmorin & Cie SA	9,926	666
	Bonduelle SCA	23,607	591
	Albioma SA (XPAR)	13,789	551
	AKWEL	15,824	456
	Jacquet Metals SACA	19,054	455
*	Tarkett SA	16,818	406
	Guerbet	9,852	367
*	GL Events	22,975	366
	Boiron SA	5,440	282
*,1	SMCP SA	44,776	281
*	Rallye SA	41,648	277
*	Etablissements Maurel et Prom SA	100,373	225
*	ID Logistics Group	555	178
*,3	Bourbon Corp.	37,237	162
	Union Financiere de France BQE SA	5,993	126
	Altarea SCA	100	22
			4,155,961
Germany (13.8%)
	SAP SE	2,317,511	332,589
	Siemens AG (Registered)	1,569,857	244,950
	Allianz SE (Registered)	857,523	213,149
	Daimler AG (Registered)	1,755,296	156,642
	BASF SE	1,910,298	150,108
	adidas AG	399,807	145,111
	Deutsche Telekom AG (Registered)	6,747,960	140,048
	Deutsche Post AG (Registered)	2,043,316	138,478
	Bayer AG (Registered)	2,053,980	122,374
	Infineon Technologies AG	2,722,607	104,042
	Volkswagen AG Preference Shares	382,230	93,100
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	292,822	79,010
	Vonovia SE	1,182,872	78,754
	Bayerische Motoren Werke AG	676,409	67,256
	Deutsche Boerse AG	383,194	63,941
*,1	Delivery Hero SE	392,430	58,665
	E.ON SE	4,538,508	55,794
	Merck KGaA	270,459	55,364

		Shares	Market Value ($000)
*	Deutsche Bank AG (Registered)	4,270,785	53,839
*,1	Zalando SE	454,772	50,531
	RWE AG	1,317,777	46,854
	Deutsche Wohnen SE	718,847	44,879
	Fresenius SE & Co. KGaA	842,896	44,303
	Symrise AG Class A	263,444	38,845
	Henkel AG & Co. KGaA Preference Shares	379,879	38,514
[1]	Siemens Healthineers AG	575,475	37,994
	Porsche Automobil Holding SE Preference Shares	320,449	34,683
	Fresenius Medical Care AG & Co. KGaA	422,941	33,337
	Brenntag SE	323,007	32,262
	Sartorius AG Preference Shares	51,997	31,454
*	Continental AG	225,707	30,661
*	HelloFresh SE	308,442	28,913
	MTU Aero Engines AG	111,049	27,777
	HeidelbergCement AG	311,460	27,601
	Puma SE	208,958	25,633
	Beiersdorf AG	210,018	24,945
*	QIAGEN NV	456,312	24,455
[1]	Covestro AG	376,210	24,236
	LEG Immobilien SE (XETR)	151,447	23,936
	Volkswagen AG	66,845	22,185
*	Siemens Energy AG	783,661	21,319
	Hannover Rueck SE	125,249	21,052
	Aroundtown SA	2,538,086	19,866
	Henkel AG & Co. KGaA	193,180	17,565
	KION Group AG	163,866	17,402
	Carl Zeiss Meditec AG (Bearer)	76,621	17,064
	Knorr-Bremse AG	138,159	15,645
	GEA Group AG	347,646	15,415
[1]	Scout24 AG	174,693	14,960
*	Commerzbank AG	2,176,798	14,018
	Evonik Industries AG	402,201	13,985
	LANXESS AG	176,628	12,792
*	Evotec SE	304,845	12,640
	Bechtle AG	57,136	11,798
*	Dialog Semiconductor plc	149,228	11,477
*,1	TeamViewer AG	330,371	11,108
	Nemetschek SE	113,228	9,992
	Bayerische Motoren Werke AG Preference Shares	114,050	9,789
*	thyssenkrupp AG	979,230	9,756
	United Internet AG (Registered)	227,935	9,434
	TAG Immobilien AG	265,442	8,803
	Rheinmetall AG	91,033	8,736
*	CTS Eventim AG & Co. KGaA	123,694	8,404
	alstria office REIT-AG	377,986	7,997
	FUCHS PETROLUB SE Preference Shares	155,963	7,771
	Rational AG	7,058	7,686
	Aurubis AG	74,180	7,512
	Uniper SE	185,931	7,259
*,2	Deutsche Lufthansa AG (Registered)	634,147	7,162
	Gerresheimer AG	66,202	6,912
*,1	Auto1 Group SE	137,634	6,741
*,2	Hella GmbH & Co. KGaA	94,238	6,598
[1]	Befesa SA	82,454	6,474
	Freenet AG	269,551	6,447
	HUGO BOSS AG	106,787	6,397
	ProSiebenSat.1 Media SE	330,495	6,279

		Shares	Market Value ($000)
[2]	Siltronic AG (XETR)	37,976	6,193
*	K+S AG (Registered)	400,045	5,738
	AIXTRON SE	226,368	5,584
	Jungheinrich AG Preference Shares	100,888	5,550
[2]	Varta AG	30,092	5,220
	Software AG	103,484	5,001
	Grand City Properties SA	188,067	4,995
*	Hypoport SE	8,217	4,951
	Duerr AG	103,208	4,932
*	Fraport AG Frankfurt Airport Services Worldwide	74,823	4,921
	CANCOM SE	76,865	4,831
	Wacker Chemie AG	32,330	4,756
*	Talanx AG	111,861	4,753
*	Sixt SE	32,731	4,554
*	zooplus AG	13,303	4,530
*	RTL Group SA	79,211	4,484
[1]	ADLER Group SA	183,857	4,462
	CompuGroup Medical SE & Co. KGaA	52,679	4,226
*,2	Nordex SE	216,867	4,171
	Stroeer SE & Co. KGaA	52,613	4,161
	Stabilus SA	52,337	4,155
*	MorphoSys AG	68,783	3,832
	Fielmann AG	50,977	3,828
	Telefonica Deutschland Holding AG	1,407,498	3,794
	Norma Group SE	69,199	3,664
	Jenoptik AG	106,481	3,654
[2]	Encavis AG	199,289	3,647
[1]	DWS Group GmbH & Co. KGaA	73,695	3,476
*	TUI AG (XGAT)	713,412	3,341
	METRO AG	254,741	3,302
	Traton SE	105,277	3,302
	HOCHTIEF AG	41,143	3,265
	Aareal Bank AG	127,304	3,210
*	Salzgitter AG	81,165	3,160
	Krones AG	31,285	3,085
[1]	Deutsche Pfandbriefbank AG	269,044	2,964
*	Global Fashion Group SA	215,560	2,932
	Dermapharm Holding SE	36,265	2,901
	1&1 AG	97,209	2,884
	Pfeiffer Vacuum Technology AG	14,037	2,864
[1]	Instone Real Estate Group AG	90,241	2,791
	Deutsche EuroShop AG	111,474	2,646
[2]	S&T AG	103,395	2,624
	Suedzucker AG	165,203	2,487
[2]	GRENKE AG	55,099	2,398
	Draegerwerk AG & Co. KGaA Preference Shares	25,869	2,378
	STRATEC SE	15,211	2,360
	PATRIZIA AG	92,480	2,357
	FUCHS PETROLUB SE	57,960	2,320
*	Deutz AG	270,360	2,296
*	Kloeckner & Co. SE	150,854	2,295
	VERBIO Vereinigte BioEnergie AG	41,529	2,250
*,1	Shop Apotheke Europe NV	14,798	2,218
	Sixt SE Preference Shares	26,069	2,160
	Hornbach Holding AG & Co. KGaA	18,057	2,029
	DIC Asset AG	110,121	1,989
	KWS Saat SE & Co. KGaA	22,713	1,909
	Bilfinger SE	61,721	1,898

		Shares	Market Value ($000)
	New Work SE	6,306	1,895
	Zeal Network SE	38,090	1,874
*	CECONOMY AG	385,265	1,848
	Secunet Security Networks AG	2,948	1,684
	Indus Holding AG	39,743	1,676
	Atoss Software AG	8,187	1,665
	Wacker Neuson SE	53,423	1,610
	Schaeffler AG Preference Shares	160,185	1,395
	Washtec AG	19,241	1,315
	BayWa AG	25,312	1,161
	Deutsche Beteiligungs AG	25,961	1,148
*,2	SGL Carbon SE	100,221	1,114
	Hamburger Hafen und Logistik AG	45,301	1,075
	Takkt AG	64,522	1,061
	SMA Solar Technology AG	18,536	970
	Hensoldt AG	54,433	948
*	ElringKlinger AG	53,790	878
*	Koenig & Bauer AG	24,418	836
	Wuestenrot & Wuerttembergische AG	36,445	797
	Vossloh AG	15,600	785
	Bertrandt AG	9,355	553
	TLG Immobilien AG	13,933	516
	Hornbach Baumarkt AG	12,802	516
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,797	385
	CropEnergies AG	31,117	366
*	Nagarro SE	2,246	342
	Sartorius AG	448	279
*,2	Corestate Capital Holding SA	18,094	270
	Steico SE	1,053	145
	Draegerwerk AG & Co. KGaA	10	1
			3,687,253
Ireland (0.6%)
	CRH plc	991,999	49,579
	Kerry Group plc Class A	321,036	47,569
	Kingspan Group plc	314,654	34,217
*	Bank of Ireland Group plc	1,915,492	10,162
	Glanbia plc (XDUB)	415,334	7,130
*	AIB Group plc	1,626,762	3,995
	Hibernia REIT plc	1,426,587	2,210
*	Dalata Hotel Group plc	465,583	2,129
*	Cairn Homes plc (XDUB)	1,397,383	1,859
*	Irish Continental Group plc	330,193	1,735
*,2,3	Irish Bank Resolution Corp.	2,503,596	—
			160,585
Italy (4.0%)
	Enel SPA	16,255,169	149,800
	Intesa Sanpaolo SPA	34,532,470	95,398
	Eni SPA	5,245,163	62,027
	Ferrari NV	254,937	55,560
	UniCredit SPA	4,535,246	54,248
	Assicurazioni Generali SPA	2,657,961	52,995
	Stellantis NV	2,540,259	48,713
	CNH Industrial NV	2,037,809	34,026
	Stellantis NV (XNYS)	1,684,979	32,354
	Moncler SPA	445,635	30,607
	Snam SPA (MTAA)	4,606,297	27,863
	Terna SPA	2,913,251	23,121

		Shares	Market Value ($000)
*	FinecoBank Banca Fineco SPA	1,277,071	22,868
*,1	Nexi SPA	935,384	20,041
	Prysmian SPA	546,797	19,605
*	Atlantia SPA	1,026,502	18,619
	EXOR NV	219,206	18,009
*	Mediobanca Banca di Credito Finanziario SPA	1,526,936	17,872
	Davide Campari-Milano NV	1,052,264	14,793
	Amplifon SPA	267,874	13,229
[1]	Poste Italiane SPA	960,955	12,716
	Recordati Industria Chimica e Farmaceutica SPA	203,539	12,589
	Telecom Italia SPA	27,552,725	12,066
	Interpump Group SPA	167,921	10,497
	Tenaris SA	988,747	10,074
	DiaSorin SPA	47,172	9,574
	Banco BPM SPA	3,128,640	9,386
	Reply SPA	47,555	8,501
[1]	Infrastrutture Wireless Italiane SPA	722,207	8,158
	Italgas SPA	1,031,125	6,979
	A2A SPA	3,241,855	6,878
*	Leonardo SPA	840,010	6,601
	Hera SPA	1,550,223	6,588
	Azimut Holding SPA	255,819	6,581
[1]	Pirelli & C SPA	998,456	6,029
	De' Longhi SPA	133,595	5,908
	Banca Mediolanum SPA	574,577	5,655
	Buzzi Unicem SPA	207,827	5,493
	Unipol Gruppo SPA	1,016,335	5,401
*	Banca Generali SPA	118,979	4,936
*	Cerved Group SPA	398,582	4,678
*	Brunello Cucinelli SPA	70,827	4,388
	Brembo SPA	313,756	4,385
	BPER Banca	2,233,981	4,355
	Iren SPA	1,339,675	4,077
	Banca Popolare di Sondrio SCPA	906,835	3,995
[1]	BFF Bank SPA	382,183	3,990
	ERG SPA	118,050	3,687
	Telecom Italia SPA Savings Shares	7,779,911	3,627
[1]	Technogym SPA	260,280	3,356
	UnipolSai Assicurazioni SPA	1,073,287	2,980
*	Salvatore Ferragamo SPA	146,513	2,922
[1]	Anima Holding SPA	572,693	2,821
*,2	Autogrill SPA	389,233	2,731
*,2	Saipem SPA	1,166,012	2,675
*,1	Enav SPA	541,417	2,503
*	Sesa SPA	13,988	2,490
[1]	GVS SPA	150,911	2,309
	ACEA SPA	95,581	2,228
	Tamburi Investment Partners SPA	225,947	2,210
	Gruppo MutuiOnline SPA	36,956	2,180
[1]	Carel Industries SPA	89,052	2,119
*	Societa Cattolica Di Assicurazione SPA	249,755	2,049
[2]	Webuild SPA	678,644	1,848
	Mediaset SPA	593,449	1,816
*	MARR SPA	71,855	1,668
	Tinexta SPA	37,460	1,634
	Falck Renewables SPA	235,745	1,620
	SOL SPA	67,115	1,473
	Danieli & C Officine Meccaniche SPA Savings Shares	79,031	1,450

		Shares	Market Value ($000)
[1]	doValue SPA	112,523	1,290
	Piaggio & C SPA	324,375	1,246
[2]	Maire Tecnimont SPA	314,734	1,164
	Zignago Vetro SPA	56,725	1,150
*	Tod's SPA	17,974	1,129
*	Biesse SPA	26,815	1,020
[1]	RAI Way SPA	169,669	1,003
	Danieli & C Officine Meccaniche SPA	32,873	974
	Italmobiliare SPA	24,410	932
*	CIR SPA-Compagnie Industriali	1,485,048	902
	Cementir Holding NV	78,757	887
	Datalogic SPA	37,288	874
	Credito Emiliano SPA	135,614	869
*,2	Juventus Football Club SPA	972,910	846
*	Saras SPA	1,103,840	811
*,2	Fincantieri SPA	894,654	766
*,2	Banca Monte dei Paschi di Siena SPA	515,626	715
	Banca IFIS SPA	41,667	687
*	Arnoldo Mondadori Editore SPA	241,655	562
*	Immobiliare Grande Distribuzione SIIQ SPA	116,155	559
	DeA Capital SPA	154,133	235
	Rizzoli Corriere Della Sera Mediagroup SPA	199,843	158
			1,075,401
Netherlands (6.7%)
	ASML Holding NV	826,969	632,122
*,1	Adyen NV	60,269	163,332
	ING Groep NV	8,159,188	104,688
	Koninklijke Philips NV	1,892,831	87,278
*	Prosus NV	903,551	80,613
	Koninklijke DSM NV	346,965	69,942
	Koninklijke Ahold Delhaize NV	2,083,289	64,759
	Wolters Kluwer NV	545,143	62,148
	Heineken NV	496,591	57,829
	ArcelorMittal SA	1,457,795	50,914
	Akzo Nobel NV	390,539	48,242
	ASM International NV	100,142	35,541
	NN Group NV	625,414	31,093
*	Unibail-Rodamco-Westfield	282,469	23,512
	Koninklijke KPN NV	6,896,233	22,629
	Heineken Holding NV	222,531	21,891
	IMCD NV	119,297	20,670
	Randstad NV	230,406	16,716
	Aegon NV	3,679,249	15,665
[1]	Signify NV	263,685	14,771
	BE Semiconductor Industries NV	151,320	13,280
	Aalberts NV	203,321	12,395
	ASR Nederland NV	290,273	11,929
*,1	ABN AMRO Bank NV GDR	863,471	10,065
*	InPost SA	422,664	8,288
	Arcadis NV	153,019	6,777
	Corbion NV	123,662	6,770
*	Galapagos NV	100,445	6,087
	JDE Peet's NV	179,893	6,054
	APERAM SA	95,018	5,955
	Koninklijke Vopak NV	135,623	5,743
	PostNL NV	998,088	5,401
	Boskalis Westminster	160,962	5,065
*	OCI NV	206,758	5,016

		Shares	Market Value ($000)
*,1	Just Eat Takeaway.com NV	56,042	4,977
	SBM Offshore NV	331,649	4,814
	TKH Group NV GDR	88,177	4,688
*,1	Basic-Fit NV	93,643	4,328
*,1	GrandVision NV	102,790	3,459
*,1	Intertrust NV	189,060	3,121
	Eurocommercial Properties NV GDR	108,483	2,721
[1]	Flow Traders	58,016	2,359
*,1	Alfen Beheer BV	22,807	2,300
*	Accell Group NV	46,254	2,291
*	Fugro NV	230,108	2,175
*	Sligro Food Group NV	72,079	2,092
	AMG Advanced Metallurgical Group NV	61,946	1,938
	NSI NV	40,519	1,684
*	Koninklijke BAM Groep NV	478,459	1,353
	Wereldhave NV	74,465	1,229
*	TomTom NV	133,298	1,120
	Vastned Retail NV	30,541	913
	Brunel International NV	33,477	443
[1]	B&S Group Sarl	43,509	433
	ForFarmers NV	64,477	366
			1,781,984
Norway (1.3%)
	DNB Bank ASA	2,144,263	43,907
	Equinor ASA	2,009,239	39,138
	Telenor ASA	1,319,357	22,907
	Mowi ASA	892,814	22,749
	Yara International ASA	358,122	18,875
	Norsk Hydro ASA	2,808,181	18,683
	Orkla ASA	1,603,037	14,559
	TOMRA Systems ASA	246,221	14,228
*	Nordic Semiconductor ASA	323,742	10,601
	Schibsted ASA Class B	217,977	10,082
*	Adevinta ASA	495,098	9,519
	Bakkafrost P/F	107,435	9,130
[1]	Entra ASA	350,427	8,536
	Storebrand ASA	983,925	8,448
	Gjensidige Forsikring ASA	344,983	7,894
	Schibsted ASA Class A	147,871	7,838
	Salmar ASA	109,677	7,275
	Aker BP ASA	229,607	6,185
*	NEL ASA	2,872,426	5,486
	Borregaard ASA	209,658	5,454
[1]	Scatec ASA	247,798	5,324
	SpareBank 1 SR-Bank ASA	373,860	4,894
	Leroy Seafood Group ASA	535,461	4,878
	Kongsberg Gruppen ASA	162,965	4,668
	Subsea 7 SA	496,543	3,975
	Aker ASA Class A	51,411	3,942
	Bank Norwegian ASA	327,072	3,832
	SpareBank 1 SMN	275,792	3,827
*	Atea ASA	174,806	3,331
	Veidekke ASA	234,465	3,020
	TGS ASA	246,576	2,821
	Austevoll Seafood ASA	186,554	2,352
*,1	Crayon Group Holding ASA	126,407	2,189
[1]	Sbanken ASA	161,999	1,973
*,1	Elkem ASA	531,999	1,969

		Shares	Market Value ($000)
	Frontline Ltd.	177,925	1,428
	Bonheur ASA	34,758	1,109
*	Grieg Seafood ASA	108,036	1,041
*	DNO ASA	1,045,344	990
[1]	BW LPG Ltd.	156,156	902
*	Hexagon Composites ASA	218,691	811
	Sparebank 1 Oestlandet	46,704	649
*	Wallenius Wilhelmsen ASA	202,778	640
	Norway Royal Salmon ASA	25,779	613
	Stolt-Nielsen Ltd.	43,858	598
	BW Offshore Ltd.	158,273	537
	Ocean Yield ASA	92,989	311
	Golden Ocean Group Ltd.	28,125	277
*	BW Energy Ltd.	83,827	253
*	Aker Carbon Capture ASA	28,084	62
*	Aker Horizons Holding ASA	15,635	46
*	Vaccibody AS	3,880	27
*	Borr Drilling Ltd.	3,037	2
			354,785
Poland (0.6%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,782,722	17,511
	KGHM Polska Miedz SA	285,669	14,424
*,1	Allegro.eu SA	804,200	13,784
	Polski Koncern Naftowy ORLEN SA	651,857	12,349
*	Powszechny Zaklad Ubezpieczen SA	1,170,693	11,416
	LPP SA	2,450	8,812
*,1	Dino Polska SA	100,282	8,028
*	Bank Polska Kasa Opieki SA	328,383	8,020
[2]	CD Projekt SA	136,993	6,597
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,660,596	5,973
	Cyfrowy Polsat SA	569,810	5,055
*	Santander Bank Polska SA	63,739	4,243
*	PGE Polska Grupa Energetyczna SA	1,530,984	3,444
	Grupa Lotos SA	212,076	2,923
*	Orange Polska SA	1,432,418	2,845
	KRUK SA	33,954	2,670
	Asseco Poland SA	118,625	2,469
*	mBank SA	28,301	2,355
*	CCC SA	62,302	1,966
*	Alior Bank SA	183,539	1,759
*	Tauron Polska Energia SA	2,061,522	1,738
	Kernel Holding SA	110,195	1,525
*	Bank Millennium SA	1,183,958	1,516
*,2	Jastrzebska Spolka Weglowa SA	101,684	918
*,2	AmRest Holdings SE	133,580	909
*	Enea SA	385,003	854
*	Grupa Azoty SA	88,418	687
*	Bank Handlowy w Warszawie SA	56,137	659
	Ciech SA	49,894	620
	Warsaw Stock Exchange	42,069	475
	Eurocash SA	136,522	435
*	Mercator Medical SA	6,737	358
			147,337
Portugal (0.3%)
	EDP - Energias de Portugal SA	5,879,033	30,494
	EDP Renovaveis SA	501,361	11,773
	Galp Energia SGPS SA	1,080,153	10,533

		Shares	Market Value ($000)
	Jeronimo Martins SGPS SA	509,238	10,380
*	Banco Comercial Portugues SA Class R	16,902,890	2,406
	REN - Redes Energeticas Nacionais SGPS SA	820,450	2,289
	Sonae SGPS SA	2,010,410	1,985
	Navigator Co. SA	545,707	1,965
	NOS SGPS SA	476,698	1,767
	CTT-Correios de Portugal SA	304,013	1,582
	Altri SGPS SA	126,598	765
	Corticeira Amorim SGPS SA	55,219	688
*,2	Mota-Engil SGPS SA	157,282	233
*	Greenvolt-Energias Renovaveis SA	2,302	13
			76,873
South Africa (0.0%)
*	Thungela Resources Ltd.	2,508	8
Spain (3.6%)
	Iberdrola SA (XMAD)	12,313,351	148,192
*	Banco Santander SA	35,755,027	130,976
*	Banco Bilbao Vizcaya Argentaria SA	13,907,899	89,031
[1]	Cellnex Telecom SA	1,266,635	82,606
	Industria de Diseno Textil SA	2,194,396	74,426
*	Amadeus IT Group SA	888,687	58,281
	Telefonica SA	10,533,367	48,189
	Repsol SA	2,815,524	30,838
	Ferrovial SA	1,001,929	29,732
	CaixaBank SA	9,223,349	27,393
*,1	Aena SME SA	148,642	23,671
	Red Electrica Corp. SA	908,247	17,991
	Grifols SA	694,558	17,664
	Endesa SA	661,257	16,062
	Naturgy Energy Group SA	620,617	16,018
	ACS Actividades de Construccion y Servicios SA	498,693	13,117
*	Siemens Gamesa Renewable Energy SA	468,483	13,065
	Enagas SA	520,287	11,950
	Fluidra SA	220,753	8,949
*	Banco de Sabadell SA	11,763,078	8,178
	Bankinter SA	1,440,748	7,871
	Merlin Properties Socimi SA	695,930	7,806
	Acciona SA	47,671	7,309
	Inmobiliaria Colonial Socimi SA	682,243	7,278
	Viscofan SA	82,806	5,750
	Acerinox SA	397,972	5,320
	Mapfre SA	2,074,621	4,274
	Grupo Catalana Occidente SA	112,745	4,221
	Ebro Foods SA	166,155	3,372
	CIE Automotive SA	108,818	3,244
	Applus Services SA	309,313	2,978
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,444,071	2,911
	Laboratorios Farmaceuticos Rovi SA	41,129	2,903
	Cia de Distribucion Integral Logista Holdings SA	132,146	2,849
*	Indra Sistemas SA	268,683	2,813
[1]	Euskaltel SA	206,945	2,696
	Zardoya Otis SA	374,860	2,540
	Pharma Mar SA	29,033	2,483
	Faes Farma SA	631,119	2,463
*	Solaria Energia y Medio Ambiente SA	127,358	2,460
	Almirall SA	153,789	2,440
	Sacyr SA (XMAD)	828,511	2,015

		Shares	Market Value ($000)
*	Mediaset Espana Comunicacion SA	332,562	1,982
	Prosegur Cia de Seguridad SA	507,888	1,735
*	Construcciones y Auxiliar de Ferrocarriles SA	39,300	1,667
*,1	Gestamp Automocion SA	321,059	1,570
*	Melia Hotels International SA	216,878	1,496
[1]	Unicaja Banco SA	1,624,957	1,494
*,1	Neinor Homes SA	97,428	1,418
[1]	Global Dominion Access SA	191,396	1,022
[1]	Aedas Homes SA	33,633	1,019
	Liberbank SA	2,369,127	796
*	Ence Energia y Celulosa SA	247,664	766
[1]	Metrovacesa SA	83,061	691
[1]	Prosegur Cash SA	702,164	688
*	Distribuidora Intl De Common Stock Npv	21,009,200	636
	Lar Espana Real Estate Socimi SA	100,679	633
*	Promotora de Informaciones SA Class A	602,963	630
*	Atresmedia Corp. de Medios de Comunicacion SA	148,520	614
*,2	Tecnicas Reunidas SA	55,157	466
*,2	Distribuidora Internacional de Alimentacion SA	8,774,245	266
*,2	NH Hotel Group SA	46,535	201
			974,115
Sweden (6.6%)
	Investor AB Class B	4,111,393	101,817
	Atlas Copco AB Class A	1,327,054	89,875
	Volvo AB Class B	3,191,901	75,271
	Telefonaktiebolaget LM Ericsson Class B	6,298,290	72,646
	Hexagon AB Class B	3,727,519	61,704
	Assa Abloy AB Class B	1,911,921	61,327
	Sandvik AB	2,247,691	58,611
[1]	Evolution AB	332,752	57,899
	Atlas Copco AB Class B	775,601	44,099
	Essity AB Class B	1,266,638	41,442
	Skandinaviska Enskilda Banken AB Class A	3,036,186	41,064
	Swedbank AB Class A	2,094,681	40,791
*	H & M Hennes & Mauritz AB Class B	1,831,426	38,289
	Svenska Handelsbanken AB Class A	3,165,953	35,678
	Epiroc AB Class A	1,339,870	31,212
	Nibe Industrier AB Class B	2,504,987	29,935
	Swedish Match AB	3,193,769	28,600
	Alfa Laval AB	653,830	27,305
	Svenska Cellulosa AB SCA Class B	1,288,686	23,970
	Telia Co. AB	5,400,837	23,690
	EQT AB	473,708	22,834
	Boliden AB	571,202	22,261
*	Kinnevik AB Class B	505,319	22,030
*,1	Sinch AB	1,069,014	21,557
	SKF AB Class B	798,726	21,251
	Skanska AB Class B	745,139	21,035
	Getinge AB Class B	468,676	20,367
	Investor AB Class A	785,528	19,518
	Indutrade AB	587,557	19,165
	Industrivarden AB Class A	446,530	17,816
	Tele2 AB Class B	1,111,899	16,333
	Castellum AB	564,228	15,802
	Epiroc AB Class B	751,477	15,098
*	Fastighets AB Balder Class B	212,987	14,698
	Lifco AB Class B	478,989	14,049
	Sagax AB Class B	365,027	12,809

		Shares	Market Value ($000)
	Industrivarden AB Class C	334,502	12,805
	Husqvarna AB Class B	910,457	12,741
	Electrolux AB Class B	480,010	12,607
	Trelleborg AB Class B	509,709	12,600
	Lundin Energy AB	394,079	12,285
	Investment AB Latour Class B	306,656	11,985
	Securitas AB Class B	647,292	11,414
[1]	Dometic Group AB	671,831	11,403
[1]	Thule Group AB	219,586	11,087
	Beijer Ref AB Class B	524,555	11,077
	Elekta AB Class B	752,894	10,989
	L E Lundbergforetagen AB Class B	153,605	10,961
	Holmen AB Class B	202,938	10,683
	Fabege AB	553,981	9,593
	Volvo AB Class A	389,428	9,469
	Samhallsbyggnadsbolaget i Norden AB	1,835,634	9,196
	AAK AB	356,315	8,494
*	Nordic Entertainment Group AB Class B	155,653	8,312
	AddTech AB Class B	398,852	8,299
	Avanza Bank Holding AB	255,284	8,268
	BillerudKorsnas AB	369,726	7,998
	ICA Gruppen AB	161,392	7,978
	Vitrolife AB	132,647	7,559
*	Swedish Orphan Biovitrum AB	372,658	7,283
*	SSAB AB Class B	1,418,661	7,252
	Hexpol AB	518,112	7,054
	AFRY AB	205,067	6,988
	Sweco AB Class B	414,594	6,630
[1]	Bravida Holding AB	421,670	6,524
	Wihlborgs Fastigheter AB	278,908	6,498
	Bure Equity AB	115,189	6,215
	Arjo AB Class B	471,103	5,951
	Axfood AB	218,454	5,913
	Saab AB Class B	193,925	5,884
	Wallenstam AB Class B	342,930	5,758
	Nyfosa AB	366,793	5,676
	Kungsleden AB	397,503	5,367
	Loomis AB Class B	158,313	5,308
	Nordnet AB publ	324,797	5,237
	JM AB	146,163	5,158
	Instalco AB	94,939	5,113
[2]	Intrum AB	162,819	5,045
	Peab AB Class B	418,078	4,875
	Mips AB	44,902	4,742
*	Sectra AB Class B	55,479	4,421
	Mycronic AB	146,397	4,300
	Hufvudstaden AB Class A	230,081	4,206
	Lindab International AB	143,995	4,203
	Nolato AB Class B	370,905	4,117
	Biotage AB	138,512	3,963
*	Electrolux Professional AB Class B	483,222	3,592
	Bilia AB Class A	166,442	3,571
	NCC AB Class B	198,701	3,531
	Medicover AB Class B	120,444	3,498
*	CELLINK AB Class B	53,474	3,491
	Catena AB	53,920	3,233
*	Pandox AB Class B	185,232	3,099
	Ratos AB Class B	417,109	2,957

		Shares	Market Value ($000)
*	Modern Times Group MTG AB Class B	206,731	2,937
	Granges AB	219,842	2,906
*,1	Boozt AB	132,581	2,857
*	SSAB AB Class A	456,340	2,606
*	BHG Group AB	163,744	2,526
	Troax Group AB	69,510	2,516
	Atrium Ljungberg AB Class B	101,195	2,477
	Vitec Software Group AB Class B	45,702	2,269
	Nobia AB	251,073	2,058
[1]	Munters Group AB	222,189	2,037
*	Betsson AB Class B	251,535	2,024
	Adapteo Oyj	98,953	1,900
*	VNV Global AB	157,172	1,898
	Platzer Fastigheter Holding AB Class B	101,433	1,895
	Bonava AB Class B	175,256	1,874
	Concentric AB	78,138	1,798
*,2	SAS AB	7,285,995	1,775
	Dios Fastigheter AB	150,086	1,703
	Corem Property Group AB Class B	657,073	1,669
	Samhallsbyggnadsbolaget i Norden AB Class D	465,344	1,656
*	Kinnevik AB Class A	29,240	1,420
	Cloetta AB Class B	406,950	1,321
	INVISIO AB	63,799	1,321
*	SkiStar AB	70,598	1,319
[1]	Resurs Holding AB	269,739	1,301
*	Mekonomen AB	80,702	1,291
*	Hansa Biopharma AB	93,717	1,251
	Investment AB Oresund	52,855	1,073
*,1,2	Scandic Hotels Group AB	235,560	960
*,1	Attendo AB	193,379	946
*	Karo Pharma AB	136,000	864
	Sagax AB Class D	198,963	792
*	Camurus AB	36,945	784
	Telefonaktiebolaget LM Ericsson Class A	63,976	745
*	Clas Ohlson AB Class B	70,687	725
	Corem Property Group AB Preference Shares	18,666	713
*	Collector AB	151,679	632
*,1,2	Oncopeptides AB	102,926	513
	Svenska Handelsbanken AB Class B	34,318	412
	HMS Networks AB	5,361	252
	NCC AB Class A	10,104	181
	Fagerhult AB	12,785	118
*,2	Klovern AB Class B	49,877	111
*	Annehem Fastigheter AB Class B	7,049	29
			1,758,759
Switzerland (14.2%)
	Nestle SA (Registered)	5,885,617	745,294
	Roche Holding AG	1,469,331	567,621
	Novartis AG (Registered)	4,427,427	409,441
	Cie Financiere Richemont SA (Registered) Class A	1,067,462	136,602
	ABB Ltd. (Registered)	3,540,762	129,444
	Zurich Insurance Group AG	310,860	125,331
	Lonza Group AG (Registered)	155,023	120,705
	UBS Group AG (Registered)	6,893,968	113,584
	Sika AG (Registered)	294,126	103,612
	Givaudan SA (Registered)	19,258	96,121
	Partners Group Holding AG	46,829	80,001
	Alcon Inc.	962,911	70,099

		Shares	Market Value ($000)
	Geberit AG (Registered)	73,563	60,401
	Swiss Re AG	596,661	54,094
	Credit Suisse Group AG (Registered)	5,015,674	50,354
	Sonova Holding AG (Registered)	110,555	43,408
	SGS SA (Registered)	12,248	39,643
	Straumann Holding AG (Registered)	21,019	38,970
*	Holcim Ltd.	652,844	38,271
	Kuehne + Nagel International AG (Registered)	104,788	35,348
	Swiss Life Holding AG (Registered)	65,775	33,927
	Logitech International SA (Registered)	308,082	33,849
	Swisscom AG (Registered)	53,466	32,133
	Julius Baer Group Ltd.	451,424	29,795
	Schindler Holding AG Ptg. Ctf.	85,443	27,661
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	2,203	24,675
*	Holcim Ltd. (XSWX)	415,132	24,284
	Chocoladefabriken Lindt & Spruengli AG (Registered)	208	24,094
[1]	VAT Group AG	53,768	21,107
*	SIG Combibloc Group AG	693,417	20,460
	Temenos AG (Registered)	127,262	20,215
	Swatch Group AG (Bearer)	60,246	20,097
	Adecco Group AG (Registered)	322,174	19,294
	Barry Callebaut AG (Registered)	7,472	18,942
	Swiss Prime Site AG (Registered)	157,657	16,788
	EMS-Chemie Holding AG (Registered)	14,987	16,614
	Roche Holding AG (Bearer)	37,892	16,264
	Vifor Pharma AG	108,101	15,118
	Baloise Holding AG (Registered)	93,739	14,780
	Tecan Group AG (Registered)	25,144	14,500
	Georg Fischer AG (Registered)	8,431	13,645
	Schindler Holding AG (Registered)	39,799	12,401
	PSP Swiss Property AG (Registered)	90,308	12,221
*	Clariant AG (Registered)	477,437	9,932
	Belimo Holding AG (Registered)	19,168	9,900
*	ams AG	516,849	9,876
*	Siegfried Holding AG (Registered)	8,279	8,377
	Helvetia Holding AG (Registered)	73,191	7,961
[1]	Galenica AG	102,775	7,802
	Bachem Holding AG (Registered) Class B	11,715	7,757
	Bucher Industries AG (Registered)	13,879	7,724
	Cembra Money Bank AG	62,164	6,458
*	Flughafen Zurich AG (Registered)	39,873	6,407
	DKSH Holding AG	75,447	6,378
	Swatch Group AG (Registered)	97,066	6,304
	Allreal Holding AG (Registered)	30,009	6,206
*	Dufry AG (Registered)	114,284	6,047
*	Idorsia Ltd.	239,306	5,911
*	Zur Rose Group AG	15,808	5,878
	Daetwyler Holding AG (Bearer)	15,612	5,668
	Sulzer AG (Registered)	36,973	5,425
	SFS Group AG	35,938	5,358
	Banque Cantonale Vaudoise (Registered)	59,488	5,311
*	Softwareone Holding AG	206,920	5,311
	Comet Holding AG (Registered)	15,912	5,210
	Vontobel Holding AG (Registered)	58,434	5,152
	Interroll Holding AG (Registered)	1,101	5,033
	Forbo Holding AG (Registered)	2,286	4,893
	Inficon Holding AG (Registered)	4,028	4,853
*	Mobimo Holding AG (Registered)	13,917	4,774

		Shares	Market Value ($000)
	OC Oerlikon Corp. AG (Registered)	409,823	4,639
	dormakaba Holding AG	6,495	4,493
[2]	Stadler Rail AG	102,165	4,484
	Emmi AG (Registered)	4,068	4,479
	BKW AG	38,367	4,226
*	Landis+Gyr Group AG	51,340	4,063
	Bystronic AG	2,907	4,000
	Valiant Holding AG (Registered)	34,274	3,565
	Kardex Holding AG (Registered)	12,708	3,418
	Schweiter Technologies AG (Bearer)	2,035	3,186
	Huber + Suhner AG (Registered)	36,629	3,115
	Swissquote Group Holding SA (Registered)	18,473	2,933
	St. Galler Kantonalbank AG (Registered)	6,146	2,858
	Burckhardt Compression Holding AG	6,867	2,694
*	Aryzta AG	2,011,105	2,677
	VZ Holding AG	29,101	2,622
	LEM Holding SA (Registered)	893	2,232
	Zehnder Group AG	20,150	2,140
*	Komax Holding AG (Registered)	7,151	2,101
	Arbonia AG	96,899	1,840
*	Valora Holding AG (Registered)	8,042	1,821
*	ALSO Holding AG (Registered)	5,891	1,813
	Vetropack Holding AG (Registered)	26,672	1,763
	Bossard Holding AG (Registered) Class A	5,008	1,622
*,1	Medacta Group SA	11,169	1,586
	Intershop Holding AG	2,081	1,435
*	Rieter Holding AG (Registered)	5,658	1,331
*	Bobst Group SA (Registered)	14,703	1,263
*	COSMO Pharmaceuticals NV	13,300	1,248
	Leonteq AG	19,043	1,208
*	EFG International AG	140,243	1,139
*,2	Basilea Pharmaceutica AG (Registered)	21,556	1,104
*	Ascom Holding AG (Registered)	63,524	1,089
	Bell Food Group AG (Registered)	3,541	1,089
*	Autoneum Holding AG	5,341	1,026
*	u-blox Holding AG	12,601	994
	Ypsomed Holding AG (Registered)	5,672	902
*	Implenia AG (Registered)	26,730	710
	Hiag Immobilien Holding AG	5,170	585
*	GAM Holding AG	250,603	542
	VP Bank AG Class A	4,123	491
*	APG SGA SA	1,825	448
*	Meyer Burger Technology AG	501,033	259
*	Aryzta AG (XSWX)	24,200	32
*	Swiss Steel Holding AG	33,665	17
			3,808,396
United Kingdom (23.7%)
	AstraZeneca plc	3,225,866	370,684
	Diageo plc	4,798,692	237,949
	HSBC Holdings plc	42,693,994	235,679
	GlaxoSmithKline plc	10,331,906	203,991
	Rio Tinto plc	2,270,443	192,852
	British American Tobacco plc	4,611,044	171,496
	BP plc	41,570,653	166,866
	Unilever plc (XLON)	2,884,004	165,979
	Royal Dutch Shell plc Class B	7,819,957	154,516
	Unilever plc	2,568,823	148,042
	Royal Dutch Shell plc Class A	7,313,662	147,012

		Shares	Market Value ($000)
	BHP Group plc	4,343,423	140,624
	Anglo American plc	2,569,534	113,866
*	Glencore plc	25,134,787	112,884
	Prudential plc	5,459,161	102,517
	Reckitt Benckiser Group plc	1,323,743	101,266
	National Grid plc	7,445,089	95,194
	Vodafone Group plc	58,591,789	94,213
	Lloyds Banking Group plc	147,682,834	93,375
	Barclays plc	35,415,572	85,673
	Experian plc	1,903,808	83,817
	London Stock Exchange Group plc	758,335	79,073
*	Compass Group plc	3,726,835	78,748
	Ashtead Group plc	934,627	69,938
	Ferguson plc	468,085	65,620
*	Flutter Entertainment plc (XDUB)	345,600	59,022
	RELX plc	1,952,574	57,395
	RELX plc (XLON)	1,930,115	57,327
	BAE Systems plc	6,769,652	54,276
	Tesco plc	15,986,045	51,753
	Legal & General Group plc	12,391,770	44,889
	Aviva plc	8,196,138	44,019
*	BT Group plc	18,224,520	43,898
[2]	SSE plc	2,175,534	43,618
	Imperial Brands plc	1,968,352	42,143
	Segro plc	2,486,342	42,030
	Smith & Nephew plc	1,839,283	37,534
	3i Group plc	1,990,001	35,369
	Croda International plc	281,758	32,983
	CRH plc (XDUB)	644,503	32,236
	Standard Chartered plc	5,342,712	32,029
	Halma plc	797,767	32,023
	Spirax-Sarco Engineering plc	153,173	31,913
	WPP plc	2,465,859	31,891
	Natwest Group plc	10,912,086	30,627
*	Entain plc	1,214,185	30,617
	Rentokil Initial plc	3,884,515	30,600
	Smurfit Kappa Group plc	543,459	30,491
*	Next plc	265,358	29,068
*,1	Just Eat Takeaway.com NV (XLON)	320,782	28,404
	Mondi plc (XLON)	1,012,154	28,061
*	Persimmon plc	661,865	26,698
*	Ocado Group plc	1,016,072	26,182
	Bunzl plc	702,135	26,012
*	InterContinental Hotels Group plc	380,738	25,145
	St. James's Place plc	1,105,996	24,367
	Intertek Group plc	339,791	24,345
	Royal Dutch Shell plc Class A (XLON)	1,191,185	24,197
	Burberry Group plc	839,583	24,082
	Kingfisher plc	4,399,470	22,598
	Melrose Industries plc	10,062,954	22,363
	Sage Group plc	2,272,546	22,151
*	Rolls-Royce Holdings plc	15,639,936	21,601
*	Informa plc	3,127,892	21,493
	United Utilities Group plc	1,419,630	21,138
	Barratt Developments plc	2,109,480	20,615
	Admiral Group plc	434,996	20,549
	Associated British Foods plc	728,119	20,247
	Severn Trent plc	503,202	19,560

		Shares	Market Value ($000)
	Pearson plc	1,566,406	18,876
	Smiths Group plc	841,131	18,174
	Abrdn plc	4,546,155	17,934
*,1	Auto Trader Group plc	1,979,254	17,932
	Hargreaves Lansdown plc	788,143	17,876
*	Whitbread plc	420,567	17,776
	Rightmove plc	1,813,750	17,692
	Intermediate Capital Group plc	582,228	17,546
	Wm Morrison Supermarkets plc	4,662,362	17,328
	DCC plc	205,981	17,245
	Taylor Wimpey plc	7,540,762	17,240
	M&G plc	5,420,736	16,974
	Johnson Matthey plc	397,259	16,420
	Polymetal International plc	740,650	16,094
	Berkeley Group Holdings plc	237,317	15,978
*	Coca-Cola HBC AG	415,143	15,677
	DS Smith plc	2,668,149	15,674
	Dechra Pharmaceuticals plc	219,228	15,139
	Antofagasta plc	725,102	15,055
	Land Securities Group plc	1,528,670	15,046
	Howden Joinery Group plc	1,189,578	14,824
	B&M European Value Retail SA	1,876,244	14,415
	Electrocomponents plc	986,751	13,941
	IMI plc	562,523	13,762
	British Land Co. plc	1,929,287	13,659
	J Sainsbury plc	3,429,477	13,505
	Royal Mail plc	1,914,120	13,411
	AVEVA Group plc	245,658	13,404
*	Weir Group plc	541,514	13,040
	Hikma Pharmaceuticals plc	349,592	12,855
	JD Sports Fashion plc	1,020,173	12,712
	Phoenix Group Holdings plc	1,309,438	12,340
*	ITV plc	7,760,276	12,067
	Spectris plc	242,068	12,015
	Schroders plc	234,845	11,926
	Direct Line Insurance Group plc	2,847,284	11,770
	Bellway plc	256,380	11,706
	Future plc	236,007	11,306
*	Travis Perkins plc	469,890	11,114
[1]	ConvaTec Group plc	3,331,350	10,969
	Games Workshop Group plc	68,703	10,854
	UNITE Group plc	662,160	10,657
	Derwent London plc	210,273	10,602
*	Meggitt plc	1,625,079	10,591
*	THG plc	1,290,264	10,505
	Genus plc	136,471	10,457
	Tritax Big Box REIT plc	3,560,044	10,415
	Diploma plc	253,262	10,404
	Evraz plc	1,211,861	10,354
	Pennon Group plc	580,910	10,308
	Tate & Lyle plc	976,788	10,021
	Inchcape plc	822,576	9,716
	IG Group Holdings plc	759,437	9,408
[1]	Avast plc	1,148,053	9,252
	Rotork plc	1,821,413	9,134
*	Hiscox Ltd.	697,906	8,475
	Man Group plc	2,987,684	8,204
[1]	Quilter plc	3,677,129	8,197

		Shares	Market Value ($000)
	Grafton Group plc	452,466	8,072
*	Greggs plc	209,739	8,037
*,1	Countryside Properties plc	1,078,690	7,883
	UDG Healthcare plc	525,688	7,873
*	Centrica plc	12,264,330	7,739
*	Marks & Spencer Group plc	4,072,909	7,667
	Vistry Group plc	457,230	7,578
	Britvic plc	552,634	7,475
	HomeServe plc	575,254	7,464
*	Virgin Money UK plc	2,577,374	7,156
	Softcat plc	257,943	6,932
	Close Brothers Group plc	317,461	6,805
*	Beazley plc	1,248,782	6,798
	Big Yellow Group plc	334,337	6,739
*	Hays plc	3,250,605	6,682
*,1	Watches of Switzerland Group plc	473,967	6,629
	Victrex plc	177,332	6,540
*	IWG plc	1,492,701	6,503
	Pets at Home Group plc	984,250	6,395
	LondonMetric Property plc	1,847,605	6,383
	Ultra Electronics Holdings plc	144,020	6,342
	Safestore Holdings plc	426,404	6,257
	Primary Health Properties plc	2,709,920	6,165
	Aggreko plc	503,817	6,083
	British American Tobacco plc ADR	161,443	6,046
	Cranswick plc	107,459	6,038
	Balfour Beatty plc	1,428,390	6,015
*	SSP Group plc	1,637,798	5,939
	Assura plc	5,466,754	5,934
*	WH Smith plc	260,721	5,880
	Grainger plc	1,376,878	5,791
	Domino's Pizza Group plc	981,407	5,718
[1]	John Laing Group plc	1,021,580	5,689
	Computacenter plc	149,931	5,668
*	Pagegroup plc	659,818	5,637
	Great Portland Estates plc	528,554	5,594
*	easyJet plc	467,466	5,485
*	Carnival plc	276,871	5,480
*,1	Wizz Air Holdings plc	79,299	5,451
*	International Consolidated Airlines Group SA	2,318,214	5,399
	QinetiQ Group plc	1,170,582	5,352
	OSB Group plc	785,446	5,281
	Investec plc	1,371,243	5,210
	Synthomer plc	691,272	5,085
	Renishaw plc	71,408	5,079
	Ashmore Group plc	959,306	5,066
*	Dr. Martens plc	838,950	5,056
	Serco Group plc	2,512,316	4,939
*	Ascential plc	819,951	4,931
	Bodycote plc	391,002	4,903
	Shaftesbury plc	592,810	4,859
*,1	Network International Holdings plc	970,504	4,596
	Drax Group plc	819,519	4,582
*,1	Trainline plc	959,316	4,523
	Savills plc	280,741	4,484
	TP ICAP Group plc	1,646,921	4,478
	Spirent Communications plc	1,248,036	4,406
	Lancashire Holdings Ltd.	495,940	4,389

		Shares	Market Value ($000)
	Fresnillo plc	383,804	4,366
[2]	Hammerson plc	8,477,487	4,349
	Dunelm Group plc	235,354	4,336
	Gamesys Group plc	168,236	4,308
	Genuit Group plc	478,222	4,245
*	National Express Group plc	1,121,086	4,237
	Redrow plc	473,657	4,232
*	John Wood Group plc	1,395,306	4,227
	Marshalls plc	409,780	4,157
	Plus500 Ltd.	209,042	4,068
	IntegraFin Holdings plc	551,042	4,064
	Paragon Banking Group plc	522,530	4,011
	Ferrexpo plc	597,858	3,996
	Moneysupermarket.com Group plc	1,087,038	3,837
*,1	Aston Martin Lagonda Global Holdings plc	140,452	3,807
*,2	TUI AG	804,545	3,777
	Hill & Smith Holdings plc	167,103	3,772
	Sanne Group plc	320,191	3,753
*	Dixons Carphone plc	2,081,962	3,734
	Oxford Instruments plc	110,586	3,708
*	Capital & Counties Properties plc	1,521,648	3,609
	AJ Bell plc	605,133	3,533
*	Indivior plc	1,533,902	3,517
	Jupiter Fund Management plc	907,447	3,410
	Centamin plc	2,257,023	3,359
	IP Group plc	2,097,722	3,356
	Sirius Real Estate Ltd.	2,007,091	3,317
	Workspace Group plc	275,442	3,299
*	Frasers Group plc	389,544	3,264
	Rhi Magnesita NV	61,832	3,258
	Vesuvius plc	437,828	3,248
*	Playtech plc	630,240	3,240
	Micro Focus International plc	562,904	3,136
	Morgan Advanced Materials plc	583,834	3,122
	Rathbone Brothers plc	119,484	3,113
	Euromoney Institutional Investor plc	219,937	3,108
*	Mediclinic International plc	802,287	3,106
	Redde Northgate plc	527,454	3,101
	Brewin Dolphin Holdings plc	619,860	3,090
*	Just Group plc	2,157,163	2,990
*	Crest Nicholson Holdings plc	517,816	2,982
*	Firstgroup plc	2,577,156	2,957
	FDM Group Holdings plc	179,007	2,947
	Coats Group plc	3,023,201	2,945
	St. Modwen Properties plc	372,634	2,892
	888 Holdings plc	558,992	2,887
*	J D Wetherspoon plc	178,866	2,820
*	Bytes Technology Group plc (XLON)	420,532	2,818
	Kainos Group plc	117,034	2,809
[1]	Airtel Africa plc	2,093,742	2,588
	Vectura Group plc	1,218,434	2,569
[1]	TI Fluid Systems plc Class B	566,138	2,438
	Chemring Group plc	569,934	2,433
*	Restaurant Group plc	1,519,567	2,424
[1]	Ibstock plc	814,387	2,420
	Essentra plc	613,066	2,415
	NCC Group plc	551,015	2,409
*	Mitie Group plc	2,733,873	2,408

		Shares	Market Value ($000)
*	Elementis plc	1,194,614	2,365
	Hilton Food Group plc	147,976	2,344
	Clarkson plc	51,836	2,324
	XP Power Ltd.	31,146	2,225
*	Energean plc	243,200	2,190
	Avon Protection plc	57,463	2,168
*	Mitchells & Butlers plc	553,178	2,144
	Ninety One plc	677,861	2,142
*	Halfords Group plc	415,980	2,056
*	Provident Financial plc	519,874	2,046
*	Senior plc	895,663	2,015
*	Greencore Group plc	1,086,944	1,970
	Keller Group plc	154,828	1,895
*	Petropavlovsk plc	6,281,908	1,871
*	Tullow Oil plc	3,001,013	1,870
	Telecom Plus plc	131,294	1,870
*	Babcock International Group plc	524,343	1,864
*	AO World plc	590,031	1,847
*	Wickes Group plc	526,537	1,839
	Cairn Energy plc	1,034,378	1,834
*,2	Cineworld Group plc	2,071,974	1,828
*,1	Spire Healthcare Group plc	588,929	1,816
*	C&C Group plc (XLON)	536,644	1,766
	UK Commercial Property REIT Ltd.	1,531,189	1,726
*,1	Equiniti Group plc	683,687	1,701
*	Bank of Georgia Group plc	81,115	1,691
*	Capita plc	3,398,837	1,665
*	Moonpig Group plc	298,074	1,546
*	Marston's plc	1,303,577	1,518
	Picton Property Income Ltd.	1,151,830	1,473
[1]	CMC Markets plc	229,519	1,431
	BMO Commercial Property Trust Ltd.	1,096,870	1,426
*	PureTech Health plc	315,850	1,412
	Hochschild Mining plc	657,065	1,408
	PZ Cussons plc	388,693	1,356
*	AG Barr plc	169,804	1,356
	Helical plc	211,871	1,338
*	Go-Ahead Group plc	90,216	1,290
*	TBC Bank Group plc	76,058	1,282
[1]	ContourGlobal plc	406,632	1,109
	Devro plc	359,259	1,107
*	C&C Group plc	297,815	979
*	SIG plc	1,530,177	969
*	Rank Group plc	407,965	933
	Hunting plc	307,643	897
*	Stagecoach Group plc	860,022	893
	CLS Holdings plc	251,546	888
*	Petrofac Ltd.	523,609	751
	Micro Focus International plc ADR	122,776	680
*,1	Funding Circle Holdings plc	326,614	631
[1]	Bakkavor Group plc	318,218	558
[1]	Alfa Financial Software Holdings plc	193,876	388
*,1,3	Finablr plc	304,209	47
*,2,3	Intu Properties plc	1,544,041	38
*,3	NMC Health plc	157,105	—

		Shares	Market Value ($000)
*,3	Carillion plc	1,000,411	—
			6,331,681
Total Common Stocks (Cost $25,656,407)			26,542,780
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 0.064% (Cost $144,146)	1,441,473	144,147
Total Investments (99.8%) (Cost $25,800,553)			26,686,927
Other Assets and Liabilities—Net (0.2%)			44,041
Net Assets (100%)			26,730,968
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $1,119,159,000, representing 4.2% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $120,741,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $140,674,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	September 2021	2,334	113,184	(844)
FTSE 100 Index	September 2021	515	49,870	(872)
				(1,716)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	9/15/21	CHF	7,999	USD	8,717	124	—
Morgan Stanley Capital Services Inc.	9/15/21	CHF	2,000	USD	2,179	31	—
Morgan Stanley Capital Services Inc.	9/15/21	EUR	109,814	USD	133,453	—	(3,067)
Citibank, N.A.	9/15/21	EUR	30,790	USD	37,348	—	(791)
Royal Bank of Canada	9/15/21	EUR	23,504	USD	28,225	—	(318)
BNP Paribas	9/15/21	GBP	31,043	USD	43,926	—	(770)
Royal Bank of Canada	9/15/21	GBP	9,705	USD	13,591	—	(99)
UBS AG	9/15/21	USD	106,783	CHF	95,721	988	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	9/15/21	USD	7,849	DKK	47,864	210	—
State Street Bank & Trust Co.	9/15/21	USD	79,368	EUR	66,728	139	—
Morgan Stanley Capital Services Inc.	9/15/21	USD	11,293	EUR	9,455	67	—
Barclays Bank plc	9/15/21	USD	7,448	GBP	5,387	—	(41)
Morgan Stanley Capital Services Inc.	9/15/21	USD	5,356	GBP	3,860	—	(10)
						1,559	(5,096)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At July 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $1,152,000 and cash of $100,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,856	26,528,266	658	26,542,780
Temporary Cash Investments	144,147	—	—	144,147
Total	158,003	26,528,266	658	26,686,927
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	1,559	—	1,559
Liabilities
Futures Contracts[1]	1,716	—	—	1,716
Forward Currency Contracts	—	5,096	—	5,096
Total	1,716	5,096	—	6,812
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.